Revenue and related balances (Tables)	3 Months Ended
Mar. 31, 2022
Revenue From Contracts With Customers [Abstract]
Schedule of disaggregation of revenue
The following table represents disaggregation of revenue for the three months ended March 31:

	Three months ended March 31,
	2022	2021
	$	$
Subscription revenue	29,128	19,775
Professional services	2,927	1,967
	32,055	21,742